Plan of arrangement and discontinued operations (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	May 09, 2017	May 09, 2017	Dec. 31, 2018	Dec. 31, 2017
Reduction of issued capital			$ 11,400,000
Expense of restructuring activities			200,000	$ 175,000
Other comprehensive income, net of tax, exchange differences on translation	$ 800,000		3,372,000	$ (1,684,000)
Gain loss on the arrangement			$ 33,600,000
Business combinations [member]
Description about Issuance of new shares for existing Shares		Entrée then distributed its 77,805,786 Mason Common Shares to Entrée shareholders by way of a share exchange, pursuant to which each existing share of Entrée was exchanged for one “new” share of Entrée and 0.45 of a Mason Common Share.
Mason Resources [Member]
Cash and cash equivalents classified as part of disposal group held for sale	$ 8,843,232	$ 8,843,232
Number of shares acquired in exchange of disposal		77,804,786